INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Intangible asset	$ 3,700,000		$ 3,700,000	$ 0
Accumulated depreciation	(142,142)	$ 0	(426,429)	0
Amortizable intangibles	3,131,428		3,273,571
Intangible asset, net	$ 9,587,073		$ 9,729,216	0
Amortization life	2 years 6 months 4 days		2 years 8 months 16 days
DevelopedTechnology
Intangible asset	$ 7,000,000		$ 7,000,000	0
Amortization life			7 years
Trademarks [Member]
Intangible asset	$ 3,000,000		$ 3,000,000	0
Amortization life			5 years
Goodwill [Member]
Intangible asset			$ 6,455,645	$ 0